INCOME TAX EXPENSE/(CREDIT)	12 Months Ended
Dec. 31, 2017
Disclosure Of INCOME TAX EXPENSE CREDIT [Abstract]
Disclosure of income tax [text block]
9.	INCOME TAX EXPENSE/(CREDIT)

	For the years ended December 31,
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Current Tax:
PRC Income Tax	5,185	2,166	24,983
Over-provision of PRC Income Tax in prior year	-	-	-
	5,185	2,166	24,983
Deferred tax expense	4,556	3,415	(1,730)
	9,741	5,581	23,253

Reconciliation between income tax expense (credit) and (loss) profit before taxation at applicable tax rates is as follows:

	For the years ended December 31,
	2017 RMB’000	2016 RMB’000	2015 RMB’000
Loss before taxation	(78,285)	(316,221)	(339,159)
Tax calculated at a tax rate of 25%	(19,571)	(79,055)	(84,790)
Tax effect on non-deductible expenses	-	30	992
Tax effect on non-taxable income	-	-	-
Tax effect on different tax rates of group entities operating in other jurisdictions	218	3,840	1,641
Impairment losses on property, plant and equipment, and investment property that are not tax deductible	8,817	55,210	101,281
Impairment losses on land use right that are not tax deductible	353	2,380	3,195
Impairment losses on goodwill that are not tax deductible	-	-	934
Inventory provision that are not tax deductible	(683)	23,176	-
Bad debt allowance that are not tax deductible	6,232	-	-
Depreciation and amortization adjustments that are not tax deductible	(15,617)	-	-
Income tax refund that are not expected to receive	24,270	-	-
Net operating losses not recognized to deferred tax assets	5,722	-	-
Tax per financial statements	9,741	5,581	23,253

British Virgin Islands Profits Tax

The Company has not been subject to any taxation in this jurisdiction for the years ended December 31, 2017, 2016 and 2015.

Hong Kong Profits Tax

The subsidiary in Hong Kong is subject to tax charged on Hong Kong sourced income with a statutory tax rate of 16.5% for the years ended December 31, 2017, 2016 and 2015. No Hong Kong profits tax has been provided as the Company has no assessable profit arising in Hong Kong for the years ended December 31, 2017, 2016 and 2015.

PRC Income Tax

The subsidiaries in the PRC are subject to the enterprise income tax in accordance with “PRC Enterprise Income Tax Law” (“EIT Law”), and the applicable income tax rate for the years ended December 31, 2017, 2016 and 2015 is 25%.

Under the prevailing EIT Law and its relevant regulations, any dividends paid by the Company’s PRC subsidiaries to an overseas parent made out of profits earned after January 1, 2008 to non-PRC corporate residents are subject to a 10% PRC dividend withholding tax, unless reduced by tax treaties or arrangements. In addition, under the Sino-Hong Kong Double Tax Arrangement and its relevant regulations, a qualified Hong Kong tax resident will be liable for withholding tax at the rate of 5% for dividend income derived from the PRC if the Hong Kong tax resident is the “beneficial owner” and holds 25% or more of the equity interests of the PRC company. Deferred tax liabilities have been provided for based on the expected dividends to be distributed from these subsidiaries in the foreseeable future in respect of the profits generated since 1 January 2008.

Dividends withholding tax represents tax charged/to be charged by the PRC tax authority on dividends distributed or intended to be distributed by the Group’s subsidiaries in Mainland China during the years.

Deferred tax (assets)/liabilities recognized in the consolidated statements of financial position and the movements during the years are as follows:

	Dividend withholding	Inventory	Impairment	Bad debt	Net operating	Depreciation and
Deferred tax arising from:	tax	provision	loss	allowance	loss	amortization	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2015	1,404	(7,459)	-	-	(1,377)	982	(6,450)
Charges/(credits) for the year	-	(1,916)	-	-	1,377	(1,191)	(1,730)
As of December 31, 2015	1,404	(9,375)	-	-	-	(209)	(8,180)
Charges/(credits) for the year	(1,404)	4,610	-	-	-	209	3,415
As of December 31, 2016	-	(4,765)	-	-	-	-	(4,765)
Charges/(credits) for the year	-	4,765	--	-	-	(209)	4,556
As of December 31, 2017	-	-	--	-	-	(209)	(209)

Hengda and Hengdali, the Company’s PRC subsidiaries, have cumulative undistributed earnings of RMB380,109,000, RMB409,816,000 and RMB743,901,000, as of December 31, 2017, 2016 and 2015, which are included in consolidated retained earnings. Deferred tax liabilities of RMB nil, RMB nil and RMB1,404,000 have been recognized to the extent of distributable profits earned by Hengda as of December 31, 2017, 2016 and 2015. No provision has been made for deferred taxes related to future repatriation of the remaining earnings, as the Company controls the dividend policy of these PRC subsidiaries and it has been determined that it is probable that these profits will not be distributed in the foreseeable future. If the Company were to distribute these cumulated earnings in the foreseeable future, the deferred tax liabilities of RMB19,005,000, RMB20,491,000 and RMB37,195,000 would be recognized as of December 31, 2017, 2016 and 2015, respectively.

For the purpose of presentation in the consolidated statements of financial position, certain deferred tax assets and liabilities have been offset. The following is the analysis of the deferred tax balances in the consolidated statements of financial position for financial presentation purposes:

	As of December 31,
	2017 RMB’000	2016 RMB’000
Deferred tax assets	(209)	(4,765)
Deferred tax liabilities	-	-
	(209)	(4,765)